LOANS AND OTHER FINANCING	12 Months Ended
Dec. 31, 2023
LOANS AND OTHER FINANCING
LOANS AND OTHER FINANCING

25.    LOANS AND OTHER FINANCING

As of December 31, 2023 and 2022 the composition of the loan portfolio is as follows:

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2023
Promissory notes	69,528,350	798,561	453,933	70,780,844
Unsecured corporate loans	94,147,532	1,789,054	526,952	96,463,538
Overdrafts	41,749,574	1,395,503	551,809	43,696,886
Mortgage loans	48,862,769	3,574,987	1,514,022	53,951,778
Automobile and other secured loans	12,769,662	2,298,694	258,972	15,327,328
Personal loans	43,000,760	7,283,041	1,615,016	51,898,817
Credit card loans	65,526,273	8,625,173	1,659,828	75,811,274
Foreign Trade Loans	23,287,364	4,009,797	5,625,562	32,922,723
Other financings	36,981,673	1,457,017	—	38,438,690
Other receivables from financial transactions	483,950	132,241	4,063	620,254
Receivables from financial leases	18,059,791	1,833,245	98,744	19,991,780
Subtotal	454,397,698	33,197,313	12,308,901	499,903,912
Allowances for loan losses	(4,559,430)	(5,097,963)	(7,791,435)	(17,448,828)
Total	449,838,268	28,099,350	4,517,466	482,455,084

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2022
Promissory notes	106,340,398	1,054,451	417,688	107,812,537
Unsecured corporate loans	123,583,042	1,090,559	4,127,696	128,801,297
Overdrafts	44,092,669	630,267	540,015	45,262,951
Mortgage loans	69,664,409	6,243,262	2,209,939	78,117,610
Automobile and other secured loans	19,532,565	3,945,158	1,261,814	24,739,537
Personal loans	92,037,962	19,148,300	8,045,266	119,231,528
Credit card loans	127,210,714	19,109,434	7,333,522	153,653,670
Foreign Trade Loans	40,165,053	5,760,515	4,610,063	50,535,631
Other financings	15,348,477	505,380	206,750	16,060,607
Other receivables from financial transactions	8,445,341	283,228	304,912	9,033,481
Receivables from financial leases	32,534,029	631,717	120,559	33,286,305
Subtotal	678,954,659	58,402,271	29,178,224	766,535,154
Allowances for loan losses	(9,453,324)	(9,112,579)	(19,494,502)	(38,060,405)
Total	669,501,335	49,289,692	9,683,722	728,474,749

	December 31, 2023	December 31, 2022
Other guarantees granted	93,364,567	39,550,577
Responsibilities for foreign trade loans	12,785,060	3,983,919
Documentary loans	4,761,804	6,100,750
Overdrafts	569,642	760,987
Total eventual responsability	111,481,073	50,396,233

Expected Credit Loss Allowance

Expected credit loss allowance recognised in the period is affected by a range of factors as follows:

●	Transfers between Stage 1 and Stage 2 or 3 due to financial instruments experiencing significant increases (or decreases) of credit risk or becoming credit-impaired in the period, and the consequent "step up" (or "step down") between 12 months and Lifetime;
●	Additional allowances for new financial instruments recognized during the period, as well as releases for financial instruments de-recognized during the period;
●	Impact on the measurement of ECL of changes in PDs, EADs and LGDs in the period, resulting from the regular updating of model inputs;
●	Impact on the measurement of ECL as a result of changes in models and assumptions;
●	Discount unwind within ECL due to passage of time, as ECL is measured on a present value basis;
●	Foreign exchange retranslations for assets denominated in foreign currencies and other movements; and
●	Financial assets derecognised during the period and write-offs of allowances related to assets that were written off during the period.

The following charts explain changes in the provision for credit risk between the beginning and end of the period due to the following factors:

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as follows:

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	678,954,659	58,402,271	29,178,224	766,535,154	9,453,324	9,112,579	19,494,502	38,060,405
Transfers
Stage 1 to 2	(3,914,111)	3,914,111	—	—	(145,737)	341,203	—	195,466
Stage 1 to 3	(303,408)	—	303,408	—	(4,896)	—	224,691	219,795
Stage 2 to 3	—	(202,208)	202,208	—	—	(14,909)	85,417	70,508
Stage 2 to 1	2,482,348	(2,482,348)	—	—	42,549	(111,414)	—	(68,865)
Stage 3 to 2	—	38,181	(38,181)	—	—	5,016	(20,379)	(15,363)
Stage 3 to 1	25,952	—	(25,952)	—	490	—	(11,092)	(10,602)
Additions	437,486,557	—	—	437,486,557	11,353,751	—	—	11,353,751
Disposals	(170,758,908)	(11,739,962)	(7,085,326)	(189,584,196)	(12,267,665)	(2,564,209)	(5,202,920)	(20,034,794)
Interest accrual	59,400,087	3,619,436	5,060,605	68,080,128	53,229	299,254	2,677,636	3,030,119
Write-Offs	(1,839,190)	(4,207,426)	(9,586,970)	(15,633,586)	(1,839,190)	(4,207,426)	(9,586,970)	(15,633,586)
Portfolio sale	—	—	(5,814,155)	(5,814,155)	—	—	(5,662,526)	(5,662,526)
Exchange Differences and Others	6,157,397	17,929,896	7,439,173	31,526,466	2,779,792	5,849,164	14,384,334	23,013,290
Result from exposure to changes in the purchasing power of money	(553,293,685)	(32,074,638)	(7,324,133)	(592,692,456)	(4,866,217)	(3,611,295)	(8,591,258)	(17,068,770)
Gross carrying amount at December 31, 2023	454,397,698	33,197,313	12,308,901	499,903,912	4,559,430	5,097,963	7,791,435	17,448,828

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	879,964,366	74,614,284	49,480,121	1,004,058,771	11,072,145	16,028,693	33,849,316	60,950,154
Transfers
Stage 1 to 2	(18,688,877)	18,688,877	—	—	(239,529)	1,487,641	—	1,248,112
Stage 1 to 3	(2,101,531)	—	2,101,531	—	(39,434)	—	2,032,421	1,992,987
Stage 2 to 3	—	(1,652,737)	1,652,737	—	—	(286,483)	1,362,499	1,076,016
Stage 2 to 1	11,262,861	(11,262,861)	—	—	(7,256)	(2,067,638)	—	(2,074,894)
Stage 3 to 2	—	732,518	(732,518)	—	—	(87,655)	(293,091)	(380,746)
Stage 3 to 1	656,849	—	(656,849)	—	(92,806)	—	(230,302)	(323,108)
Additions	407,434,273	27,119,635	9,013,943	443,567,851	3,249,561	3,616,371	7,647,421	14,513,353
Disposals	(218,516,270)	(13,635,329)	(7,438,591)	(239,590,190)	(1,318,045)	(2,427,827)	(5,162,127)	(8,907,999)
Net changes of financial assets	(381,600,438)	(25,556,814)	2,464,795	(404,692,457)	3,614,000	3,752,961	9,800,873	17,167,834
Write-Offs	(1,479,934)	(1,834,191)	(9,199,278)	(12,513,403)	(1,479,934)	(1,834,191)	(9,199,278)	(12,513,403)
Exchange Differences and Others	15,578,295	630,647	2,164,462	18,373,404	426,620	298,749	1,934,888	2,660,257
Result from exposure to changes in the purchasing power of money	(13,554,935)	(9,441,758)	(19,672,129)	(42,668,822)	(5,731,998)	(9,368,042)	(22,248,118)	(37,348,158)
Gross carrying amount at December 31, 2022	678,954,659	58,402,271	29,178,224	766,535,154	9,453,324	9,112,579	19,494,502	38,060,405

Collateral and other credit enhancements

Collateral is an instrument pledged as security for repayment of a loan, to be forfeited in the event of default. The Entity accepts collateral as security before a potential breach on behalf of a debtor occurs.

The Argentine Central Bank classifies these guarantees in three types: Preferred "A" (considered self-settleable), Preferred "B" (made up by mortgage or pledge loans) and remaining guarantees (mainly bank guarantees and fines).

In virtue of the administration of collateral, Grupo Supervielle relies on a specific area devoted to the review of the legal compliance and suitable instrumentation of received collateral. In accordance with the type of collateral, the guarantors may be people or companies (in the case of mortgages, pledges, fines, guarantees and liquid funds) and international top level Financial Entities (for stand by letters of credit).

Grupo Supervielle monitors collateral held for financial assets considered to be credit-impaired as it becomes more likely that Grupo Supervielle will take possession of collateral to mitigate potential credit losses.

		Allowances
	Gross	for loans		Fair value of
Credit Impaired loans	exposure	losses	Book value	collateral
Overdrafts	551,809	507,461	44,348	-
Financial Lease	98,744	81,439	17,305	34,794
Promissory Notes	453,933	342,285	111,648	73,270
Mortgage loans	1,514,022	736,553	777,469	814,204
Personal loans	1,615,016	1,532,260	82,756	-
Pledge loans	258,972	186,865	72,107	648,882
Credit cards	1,659,828	1,565,436	94,392	-
Other	6,156,577	2,839,136	3,317,441	2,953,136
Total	12,308,901	7,791,435	4,517,466	4,524,286

Write-off policy

Grupo Supervielle writes off, in whole or in part, when it has exhausted all practical recovery efforts and has concluded there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include: (i) ceasing enforcement activity and (ii) where Grupo Supervielle´s recovery method is foreclosing on collateral and the value of the collateral is such that there is no reasonable expectation of recovering in full.

Grupo Supervielle may write-off financial assets that are still subject to enforcement activity, The outstanding contractual amounts of such assets written off during the year ended on December 31, 2023 and 2022 amount to $9,090,153 and $24,494,621  respectively.Grupo Supervielle still seeks to recover amounts it is legally owed in full, but which have been partially written off due to no reasonable expectation of recovery.

	12.31.2023	12.31.2022
Balance at the beginning of the year	24,494,621	47,918,738
Additions	15,633,586	12,513,403
Disposals	(17,335,542)	(27,877,484)
Cash collection	(4,148,993)	(5,848,535)
Portfolio sales	(830,666)	(443,214)
Condonation	(12,355,883)	(21,585,735)
Exchange differences and other movements	(13,702,512)	(8,060,036)
Gross carrying amount	9,090,153	24,494,621